Representations and Warranties Obligations and Corporate Guarantees (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 rescission_notice RescissionNotices	Dec. 31, 2013 RescissionNotices
Loss Contingencies [Line Items]
Inactive claims, threshold period of inactivity after denial	6 months
Notional amount of unresolved repurchase claims	$ 26,094,000,000	$ 19,655,000,000
Number of open rescission notices	65,000
Number of open mortgage insurance rescission notices		101,000
Number of open rescission notices pertaining to first-lien mortgages	17,000
Number of open rescission notices pertaining to ongoing litigations for second lien mortgages	48,000
Maximum estimated range of possible loss	2,700,000,000.0
Representations and Warranties Exposure
Loss Contingencies [Line Items]
Maximum estimated range of possible loss	4,000,000,000
Monolines
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	1,546,000,000	1,532,000,000
Private-label securitization trustees, whole-loan investors, including third-party securitization sponsors and other
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	24,489,000,000	17,953,000,000
Mortgage Loans Originated between 2004 and 2008 | Private-label securitization trustees, whole-loan investors, including third-party securitization sponsors and other
Loss Contingencies [Line Items]
Notional amount of unresolved repurchase claims	24,400,000,000
Duplicate claims submitted without individual loan file review	3,200,000,000
Unresolved repurchase claims, net of duplicate claims, in which statute of limitations has expired	$ 4,700,000,000
Minimum | Monolines
Loss Contingencies [Line Items]
Timetable to reach a settlement once a breach of representations and warranties is confirmed	60 days
Maximum | Monolines
Loss Contingencies [Line Items]
Timetable to reach a settlement once a breach of representations and warranties is confirmed	90 days